Document and Entity Information	Mar. 09, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 09, 2022
Entity Registrant Name	Poseida Therapeutics, Inc.
Entity Central Index Key	0001661460
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-39376
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-2846548
Entity Address, Address Line One	9390 Towne Centre Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	779-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	PSTX
Security Exchange Name	NASDAQ